Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
OPERATING
Profit before income taxes	$ (539,248)	$ (514,114)
Items not affecting cash
Amortization of intangible assets	16,699	15,941
Depreciation of property, plant and equipment	4,115	6,579
Amortization included in cost of sales	3,116	2,974
Share-based compensation	18,353	6,076
Financing charges, non-cash portion	14,547	23,198
Other	(369)	(363)
Change in fair value of investments	1,289
Change in fair value of derivative instruments and other	(474,356)	(374,791)
Adjustment required to reflect net cash receipts from gas sales	(2,876)	(681)
Net change in non-cash working capital balances	(36,425)	(22,756)
Income taxes paid	(21,319)	(19,840)
Cash inflow from operating activities	62,022	150,451
INVESTING
Purchase of property, plant and equipment	(4,838)	(8,315)
Purchase of intangible assets	(30,938)	(18,074)
Acquisition of businesses	(10,832)	(3,994)
Short-term investments	25,532	(26,255)
Investments in businesses		(5,394)
Decrease in restricted cash		3,875
Cash outflow from investing activities	(21,076)	(58,157)
FINANCING
Dividends paid	(86,261)	(76,710)
Repayment of long-term debt	(100,000)	(401,261)
Issuance of long-term debt	100,000	160,000
Debt issuance costs	(4,115)	(7,592)
Credit facilities withdrawal	53,857	68,258
Issuance of preferred shares	9,260	132,973
Preferred shares issuance costs	(2,114)	(5,422)
Shares repurchase	(11,941)	(6,549)
Distributions to non-controlling interest	(9,603)	(24,471)
Cash outflow from financing activities	(50,917)	(160,774)
Effect of foreign currency translation on cash balances	1,456	(1,740)
Net cash outflow	(8,515)	(70,220)
Cash and cash equivalents, beginning of year	57,376	127,596
Cash and cash equivalents, end of year	48,861	57,376
Supplemental cash flow information:
Interest paid	$ 38,551	$ 53,343